Note 3 - Selling, General and Administrative Expenses - Components of Selling, General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Selling, general and administrative expense [abstract]
Services and fees	$ 115,883	$ 153,773	$ 128,090
Labor cost	444,436	481,854	470,928
Depreciation of property, plant and equipment	26,814	18,524	16,968
Selling, general and administrative expenses, amortization of intangible assets	82,355	41,967	206,672
Depreciation of right-of-use assets	17,664	15,564
Commissions, freight and other selling expenses	310,815	441,442	491,555
Provisions for contingencies	11,957	28,565	23,498
Allowances for doubtful accounts	4,644	(16,256)	1,751
Taxes	63,234	110,876	71,110
Other	41,425	89,665	99,404
Total selling, general and administrative expense	1,119,227	1,365,974	1,509,976
Selling, general and administrative expenses, labor cost severance charges	$ 61,200	$ 7,400	$ 10,200